Time Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Time Deposits
2020	$ 52,902
2021	38,655
2022	12,023
2023	1,161
2024	393
Thereafter	337
Time deposits maturities, after next twelve months	$ 105,471